Accrued Expenses and Other Current Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Accrued Expenses and Other Current Liabilities [Abstract]
Employee benefits	$ 10,233	$ 11,469
Royalties	6,887	5,755
Taxes other than income	6,076	4,785
Commissions	5,230	6,892
Professional and legal fees	7,355	7,992
Contingent consideration	481	356
Cost improvement restructuring liability (see Note 17)	1,948	0
Product liability	6,377	1,766
Other	11,244	15,394
Accrued Expenses And Other Current Liabilities	$ 55,831	$ 54,409